Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues
Total revenues	¥ 5,332,779	$ 773,180	¥ 8,520,978	¥ 3,819,712
Sales to offline distributors
Revenues
Total revenues	5,168,559		8,361,073	3,742,285
Others
Revenues
Total revenues	¥ 164,220		¥ 159,905	¥ 77,427